Discontinued Operations	12 Months Ended
Sep. 30, 2013
Discontinued Operations
Discontinued Operations

5.    Discontinued Operations

Julian Graves

        On July 2, 2012, in accordance with the provisions of the United Kingdom Insolvency Act of 1986 and pursuant to a resolution of the board of directors of Julian Graves Limited, a company organized under the laws of the United Kingdom and Wales (the "UK Debtor") and an indirect, wholly-owned subsidiary of the Company, representatives from Deloitte LLP (the "Administrators") were appointed as administrators in respect of the UK Debtor (the "UK Administration"). The UK Administration, which was limited to the UK Debtor, was initiated in response to continuing operating losses of the UK Debtor and their related impact on the Company's cash flows. The effect of the UK Debtor's entry into administration was to place the management, affairs, business and property of the UK Debtor under the direct control of the Administrators. The Administrators have wound the operations down and there are no material adjustments anticipated.

        The results of the Julian Graves business included in discontinued operations (previously in the European Retail Segment) for the fiscal years ended September 30, 2012 and 2011 are summarized in the following table:

	2012	2011
Net sales	$43,999	$74,876
Impairments and deconsolidation loss	(27,509)	—
Operating loss before income taxes	(27,682)	(2,855)
Income tax benefit	9,065	999
Loss, net of income taxes	(18,617)	(1,856)

        As of June 30, 2012, the carrying value of all assets relating to the UK Debtor were evaluated and an impairment of $20,106, primarily relating to the Julian Graves Tradename, was recorded. As of July 2, 2012, concurrent with the transfer of control of the UK Debtor to the Administrator, a deconsolidation loss of approximately $7,403 was recorded.

Le Naturiste

        On August 31, 2012 we sold certain assets and liabilities of our subsidiary Le Naturiste, Inc. for a net sales price of $1,600. The sale of Le Naturiste resulted in a loss of approximately $3,088 which is included in discontinued operations for the year ended September 30, 2012. The results of the Le Naturiste business included in discontinued operations (previously in the North American Retail Segment) for the fiscal years ended September 30, 2012 and 2011 are summarized in the following table:

	2012	2011
Net sales	$17,228	$19,188
Loss on sale of business	(3,088)	—
Operating loss before income taxes	(4,431)	(924)
Income tax benefit	—	—
Loss, net of income taxes	(4,431)	(924)